Operating Right-of-Use Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Capitol City Solutions USA, Inc [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	27,288
2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	111,426
Less imputed interest (8%)	(23,773)
Present value of lease liability	$87,653

VISSIA McKinney, LLC [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	279,124
Less imputed interest (8%)	(83,144)
Present value of lease liability	$195,980

VISSIA Waterway, Inc [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	232,358
Less imputed interest (8%)	(49,529)
Present value of lease liability	$182,829